UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2014

MFS® HIGH YIELD MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

2/28/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 153.8%
Airport Revenue - 3.2%
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	$90,000	$76,894
Dallas Fort Worth, TX, International Airport Rev. Improvement, “B”, AGM, 5%, 11/01/25	3,000,000	3,076,560
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	25,000	26,419
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	45,000	47,790
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	175,000	193,844
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	150,000	155,465
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	255,000	279,485
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	290,000	315,726

		$4,172,183
General Obligations - General Purpose - 6.9%
Bellwood, IL, 5.875%, 12/01/27	$200,000	$187,352
Bellwood, IL, 6.15%, 12/01/32	200,000	184,924
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/22	455,000	553,298
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/21	910,000	1,097,032
Guam Government, “A”, 7%, 11/15/39	90,000	95,119
Luzerne County, PA, AGM, 6.75%, 11/01/23	455,000	511,620
Richmond, VA, Public Improvement, “A”, 5%, 3/01/23	1,365,000	1,639,420
State of California, 5.25%, 10/01/28	335,000	381,575
State of California, 5.25%, 9/01/30	790,000	888,687
State of Hawaii, “DZ”, 5%, 12/01/31	200,000	221,316
State of Illinois, 5%, 2/01/39	220,000	223,599
State of Illinois, 5.5%, 7/01/38	170,000	181,747
State of Washington, “R”, 5%, 7/01/22	2,350,000	2,826,040

		$8,991,729
General Obligations - Schools - 2.5%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/29	$2,195,000	$1,183,522
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	275,000	131,365
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/32	280,000	126,358
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/33	560,000	238,829
Irving, TX, Independent School District, Capital Appreciation, “A”, PSF, 0%, 2/15/16	1,000,000	990,910
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	165,000	179,928
San Jacinto, TX, Community College District, 5.125%, 2/15/38	430,000	453,740

		$3,304,652
Healthcare Revenue - Hospitals - 33.0%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/29	$440,000	$483,080
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 9/01/30	320,000	342,579
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 8/01/34	170,000	179,364
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/40	590,000	605,139
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	130,000	135,155
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	185,000	202,410
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	660,000	753,397
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 7/01/41	625,000	657,231
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	1,035,000	1,085,560
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	60,000	63,393
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 12/15/16 (c)	745,000	786,079
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 12/15/26 (c)	500,000	530,990
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/42	710,000	754,105
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	540,000	588,028

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/18 (c)	$205,000	$264,483
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2/15/21 (c)	2,750,000	3,548,408
Illinois Finance Authority Rev. (Advocate Healthcare), 4%, 6/01/47	305,000	259,765
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 8/15/31	515,000	525,887
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	485,000	585,293
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	200,000	215,824
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38	485,000	528,582
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 5/15/41	660,000	674,513
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2/15/39	1,745,000	1,765,696
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 3/01/37	945,000	979,974
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	300,000	318,579
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	185,000	196,692
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 7/01/31	1,120,000	1,149,579
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/24	300,000	330,879
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	100,000	108,631
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	570,000	598,124
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 8/15/29	435,000	465,702
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 11/15/28	210,000	207,213
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	605,000	613,579
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2/01/18 (c)	1,315,000	1,588,231
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	1,265,000	1,276,739
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37	60,000	60,761
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 11/15/42	300,000	304,482
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/39	735,000	858,583
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/32	445,000	520,721
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 10/01/33	250,000	250,103
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/35	1,000,000	1,044,930
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 3/01/36	825,000	822,863
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	195,000	167,565
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	500,000	387,530
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	195,000	148,563
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	585,000	627,208
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 6/01/21	530,000	535,411
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 10/01/31	895,000	937,987
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/17	150,000	148,874
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	190,000	214,474
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	115,000	126,285
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/27	155,000	158,732
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/29	90,000	91,940
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/36	235,000	237,310
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 10/01/36	1,095,000	1,232,335
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	890,000	916,371
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/39	660,000	729,821
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/39	485,000	584,401
Salida, CO, Hospital District Rev., 5.25%, 10/01/36	689,000	672,946
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/32	90,000	91,197
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	85,000	92,569
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	125,000	135,998
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 12/01/32	300,000	287,049

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/36	$1,085,000	$1,087,496
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	20,000	20,753
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	20,000	20,419
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	40,000	40,289
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	125,000	126,425
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 11/01/32	230,000	221,253
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 11/01/37	160,000	154,690
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), “A”, 5.25%, 9/01/37	470,000	471,034
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 8/15/39	440,000	476,177
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/33	1,105,000	1,172,958
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/29	105,000	105,423
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	200,000	211,458
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	60,000	62,470
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 6.1%, 5/01/34	750,000	751,260
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/31	725,000	778,520
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/41	490,000	531,699
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/34	935,000	939,647

		$42,927,863
Healthcare Revenue - Long Term Care - 16.3%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/34	$65,000	$64,197
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/44	170,000	168,149
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	115,000	113,314
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	95,000	96,784
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	95,000	96,074
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/27	90,000	90,107
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	120,000	114,283
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	215,000	223,787
Chartiers Valley, PA, Industrial & Commercial Development Authority (Friendship Village), “A”, 5.75%, 8/15/20	1,000,000	1,001,430
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/44	485,000	492,454
Colorado Health Care Facilities Authority Rev. (American Baptist Homes of the Midwest Obligated Group), 8%, 8/01/43	375,000	377,756
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 1/01/37	475,000	478,145
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 12/01/35	1,100,000	1,000,802
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	100,000	104,495
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	290,000	260,084
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 1/01/29	695,000	741,558
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2/15/26	500,000	505,215
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	140,000	156,766
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/21	210,000	210,361
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	110,000	110,127
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/45	850,000	869,644
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	200,000	171,918
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	215,000	179,695
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/42	185,000	167,708
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	1,000,000	994,010
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/41	275,000	280,882
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/42	130,000	120,601
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/45	80,000	74,886
Kentucky Economic Development Finance Authority Health Facilities Rev. (AHF/Kentucky-Iowa, Inc.), 8%, 1/01/29	298,000	299,284
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2/15/25	470,000	472,919
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	695,000	715,266
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 7/01/32	975,000	952,448
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/31	130,267	115,836

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	$31,732	$27,300
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	8,656	6,381
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	43,059	273
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	100,000	98,984
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	100,000	97,802
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/28	350,000	354,200
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 1/01/25	400,000	400,980
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 1/01/37	300,000	289,920
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/26	500,000	500,705
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/36	500,000	467,285
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 1/01/35	195,000	194,979
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/37	305,000	294,459
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	175,000	175,677
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 5.45%, 11/15/38	723,000	582,051
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 6.05%, 11/15/46	147,000	125,664
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “C”, 6.25%, 5/09/53	13,000	11,256
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “D”, 6.05%, 11/15/46	26,000	22,226
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/32	199,626	133,442
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	181,217	113,480
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	85,554	992
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	79,443	921
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	40,000	35,358
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	610,000	630,228
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	550,000	571,181
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	415,000	425,379
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	770,000	677,777
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/42	90,000	91,757
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/46	70,000	71,019
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	130,000	144,400
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	195,000	214,264
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	400,000	400,304
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community), “A”, 5.875%, 1/01/16 (c)	600,000	658,422
Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement Community), “A”, 5.75%, 1/01/16 (c)	1,250,000	1,368,888
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/43	170,000	173,834

		$21,182,773
Industrial Revenue - Airlines - 5.5%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	$200,000	$239,748
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 6/01/35	150,000	159,507
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	475,000	472,297
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 6.75%, 7/01/29	1,370,000	1,372,644
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E Project), 7%, 7/01/29	200,000	200,422
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), 6.5%, 7/15/30	445,000	468,167
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “B”, 6.125%, 7/15/17	175,000	175,016
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc.), “E”, 6.75%, 7/01/21	895,000	896,727
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	600,000	596,976

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - continued
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/23	$365,000	$358,394
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29 (b)	515,000	506,940
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	105,000	104,991
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	95,000	94,991
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 8/01/31	385,000	422,484
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.), “B”, 8.5%, 8/01/28	500,000	531,435
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	175,000	171,971
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	385,000	376,842

		$7,149,552
Industrial Revenue - Chemicals - 0.8%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	$400,000	$415,928
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 5/01/26	660,000	660,851

		$1,076,779
Industrial Revenue - Environmental Services - 3.2%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (b)	$135,000	$147,713
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 11/01/23	655,000	685,156
Indiana Economic Development Finance Authority Rev.(Republic Services, Inc. Project), “A”, 0.47%, 5/01/34	230,000	230,000
Indiana Economic Development Finance Authority Rev.(Republic Services, Inc. Project), “B”, 0.32%, 5/01/28	145,000	145,000
Kentucky Economic Development Finance Authority Solid Waste Refunding Rev. (Republic Services, Inc. Project), “B”, 0.32%, 4/01/31	60,000	60,000
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/25 (b)	360,000	366,268
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	410,000	406,548
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	705,000	676,730
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	725,000	695,928
Ohio Solid Waste Rev. (Republic Services, Inc. Project), FRN, 0%, 11/01/35	115,000	115,000
Pennsylvania Economic Development Financing Authority Rev., Solid Waste Refunding (Republic Services, Inc. Project), “A”, FRN, 0.55%, 4/01/19 (b)	410,000	410,172
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (b)	170,000	164,492

		$4,103,007
Industrial Revenue - Other - 2.7%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 1/01/18	$200,000	$184,470
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	50,491	505
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/25	280,000	273,277
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/28	375,000	375,225
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	420,000	428,904
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	205,000	204,783
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 12/01/22	215,000	213,656
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 12/01/25	215,000	207,851
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	1,000,000	998,150
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (b)	605,000	614,837

		$3,501,658
Industrial Revenue - Paper - 3.1%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2/01/27	$1,000,000	$1,002,330
Courtland, AL, Industrial Development Board Solid Waste Disposal Rev. (Champion International Corp.), 6%, 8/01/29	1,000,000	1,001,000
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 8/01/26	980,000	980,118
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 5/15/35	160,000	126,216
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	260,000	274,482
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	605,000	641,052

		$4,025,198

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - 0.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$135,000	$144,248
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 10/01/26 (n)	650,000	598,364
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/27 (n)	280,000	287,594

		$1,030,206
Miscellaneous Revenue - Other - 5.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	$305,000	$309,929
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 1/01/34	45,000	41,636
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	80,000	85,103
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	40,000	42,311
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	155,000	158,574
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/34	845,000	898,320
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	65,000	74,791
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	305,000	352,980
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	180,000	183,209
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	460,000	460,308
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	125,000	123,835
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/37	580,000	615,815
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	40,000	41,669
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/31	950,000	1,072,389
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project) , 5.375%, 1/01/43	255,000	260,544
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	40,000	43,776
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	40,000	41,668
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	125,000	128,211
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	545,000	586,060
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	1,325,000	1,362,670

		$6,883,798
Multi-Family Housing Revenue - 3.8%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 7/01/40	$480,000	$480,278
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 7/15/32 (d)(q)	600,000	300,522
Charter Mac Equity Issuer Trust, FHLMC, 6%, 10/31/52 (n)	1,000,000	1,126,340
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 6/01/37	655,000	659,998
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/38	899,029	837,913
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 11/01/37	605,000	377,417
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.544%, 12/01/16 (z)	455,481	448,772
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 6/01/28	725,000	687,634

		$4,918,874
Parking - 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$300,000	$324,969

Port Revenue - 1.1%
Port Authority NY & NJ, Cons Thirty Seventh, AGM, 5.125%, 7/15/30	$1,450,000	$1,484,264

Sales & Excise Tax Revenue - 3.6%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/24	$500,000	$447,985
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, ETM, FGIC, 0%, 6/15/14 (c)	1,010,000	1,009,101
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	165,000	179,174
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/30	330,000	356,974
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	60,000	64,491
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	630,000	663,919
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	300,000	314,490
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 8/15/32	840,000	872,122
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/32	390,000	429,874

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	$450,000	$367,736

		$4,705,866
Single Family Housing - Local - 0.8%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/38	$95,398	$95,806
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/28	915,000	920,883

		$1,016,689
Single Family Housing - State - 1.8%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	$1,340,000	$1,358,747
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 8/01/42	150,000	152,613
Colorado Housing & Finance Authority, “A”, 5.5%, 11/01/29	835,000	873,594
Kentucky Counties Single Family Mortgage Rev., “A”, NATL, 9%, 9/01/16	5,000	5,002

		$2,389,956
Solid Waste Revenue - 0.3%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	$335,000	$338,213

State & Local Agencies - 3.6%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/37	$65,000	$68,066
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 12/01/14 (c)	500,000	518,670
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 6/01/35	110,000	110,175
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/40	295,000	298,832
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 12/01/30	700,000	719,019
Massachusetts College Building Authority Rev., “C”, 3%, 5/01/42	80,000	57,894
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/28	120,000	133,520
New York Tobacco Settlement Financing Corp., Asset-Backed Rev., “B”, 5%, 6/01/21	305,000	330,946
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 12/01/30	400,000	415,580
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	135,000	150,030
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/26 (c)	80,000	100,722
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/26 (c)	820,000	1,032,396
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 5/01/33	660,000	740,375

		$4,676,225
Student Loan Revenue - 0.8%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 12/01/25	$165,000	$168,845
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 12/01/26	165,000	168,620
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 12/01/27	20,000	20,450
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 12/01/28	305,000	311,073
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	315,000	332,290
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	25,000	27,626

		$1,028,904
Tax - Other - 2.1%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	$100,000	$93,549
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/42	420,000	383,368
Dallas County, TX, Flood Control District, 7.25%, 4/01/32	750,000	751,103
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/47	360,000	364,406
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	370,000	403,063
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 1/15/39	440,000	475,350
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	205,000	220,697

		$2,691,536

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - 4.5%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$140,000	$147,164
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 1/01/20	500,000	526,195
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/39	220,000	218,761
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 6/01/22	310,000	312,644
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/36	250,000	247,913
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	410,000	400,783
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	315,000	299,190
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 5/01/37	365,000	267,439
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/34	198,000	201,132
Main Street Community Development District, FL, “A”, 6.8%, 5/01/38	280,000	280,246
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	125,000	127,381
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/45	105,000	106,885
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 3/01/35	1,406,000	1,399,504
San Francisco, CA, City & County Redevelopment Successor Agency Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	25,000	25,323
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	185,000	186,848
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/37 (a)(d)	960,000	364,800
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, “A”, NATL, 0%, 9/01/24	1,325,000	760,020

		$5,872,228
Tobacco - 7.5%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	$480,000	$394,373
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	300,000	244,344
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,365,000	1,547,855
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	1,925,000	1,861,263
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	3,405,000	2,582,114
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	3,355,000	2,556,409
Rhode Island Tobacco Settlement Authority, 6%, 6/01/23	610,000	610,305

		$9,796,663
Toll Roads - 6.6%
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 9/01/18	$1,500,000	$1,332,810
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40	445,000	499,704
North Texas Tollway Authority Rev., 6%, 1/01/38	765,000	853,097
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/31	1,200,000	1,317,672
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 1/15/15	3,000,000	2,934,240
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	170,000	189,854
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	135,000	147,137
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	470,000	499,008
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	755,000	773,158

		$8,546,680
Universities - Colleges - 8.4%
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/39	$540,000	$552,895
California Educational Facilities Authority Rev., 5%, 2/01/26	235,000	235,682
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	145,000	153,393
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/38	1,270,000	1,392,352
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	100,000	108,616
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/33	100,000	100,605
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	110,000	105,879
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	335,000	339,797
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/30	1,000,000	1,154,540
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/29	90,000	89,506

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/40	$110,000	$110,872
Grand Valley, MI, State University Rev., 5.5%, 12/01/27	135,000	149,395
Grand Valley, MI, State University Rev., 5.625%, 12/01/29	65,000	70,630
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	670,000	692,184
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	265,000	267,290
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/15 (c)	105,000	117,814
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	150,000	162,588
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	725,000	788,329
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 7/01/39	455,000	474,342
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	45,000	32,047
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	25,000	17,202
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 6/15/39	335,000	348,062
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/30	195,000	215,500
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/31	85,000	93,407
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/32	80,000	87,310
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 4/01/29	1,880,000	2,036,247
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	300,000	345,861
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/32	220,000	239,074
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/36	80,000	86,478
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	280,000	293,994

		$10,861,891
Universities - Dormitories - 3.1%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 6/01/31	$175,000	$178,285
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/41	200,000	213,992
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	735,000	684,689
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	130,000	125,035
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	670,000	610,618
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/45	775,000	668,701
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/31	240,000	263,254
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	615,000	681,414
Mississippi State University, Educational Building Corp. Rev., 5%, 8/01/36	440,000	467,078
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	80,000	81,005
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/43	110,000	110,218

		$4,084,289
Universities - Secondary Schools - 2.7%
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	$100,000	$78,135
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/33	105,000	111,929
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/41	75,000	76,774
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/43	165,000	172,244
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	215,000	228,928
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.35%, 12/01/42	110,000	93,797
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	135,000	144,303
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	110,000	115,845
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	45,000	48,665
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/32	115,000	105,330
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/43	240,000	216,713
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 8.5%, 6/15/44	445,000	451,733
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39	195,000	209,654
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	170,000	164,890
Philadelphia Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	230,000	232,801
Philadelphia Authority for Industrial Development Rev. (Tacony Academy Charter School ), 6.875%, 6/15/33	100,000	100,496
Philadelphia Authority for Industrial Development Rev. (Tacony Academy Charter School), 7.375%, 6/15/43	110,000	112,312
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	50,000	52,181

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Secondary Schools - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	$320,000	$323,373
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	140,000	138,946
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/42	135,000	117,144
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/33	65,000	60,354
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/43	125,000	109,545

		$3,466,092
Utilities - Cogeneration - 0.8%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	$745,000	$706,424
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	420,000	376,589

		$1,083,013
Utilities - Investor Owned - 3.4%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 10/01/38	$555,000	$17,344
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	245,000	268,562
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	500,000	530,135
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	390,000	430,400
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 5/01/19 (c)	85,000	104,853
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/29	275,000	306,257
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 4/01/22	1,500,000	1,501,380
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/39	205,000	216,566
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 9/01/29	1,015,000	1,036,731

		$4,412,228
Utilities - Municipal Owned - 1.5%
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 11/15/35	$140,000	$148,313
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 7/01/38	355,000	382,505
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/28	365,000	405,146
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	280,000	293,658
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	675,000	707,927

		$1,937,549
Utilities - Other - 3.7%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	$155,000	$202,272
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	335,000	420,221
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	660,000	744,011
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	335,000	367,807
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/18	230,000	261,351
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	25,000	31,276
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	1,710,000	1,905,630
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	270,000	300,875
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	165,000	181,198
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/25	240,000	257,522
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	150,000	153,087

		$4,825,250
Water & Sewer Utility Revenue - 10.2%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	$370,000	$451,637
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 1/01/34	595,000	631,021
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 12/01/35	1,010,000	1,105,425
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 7/01/37	145,000	107,709
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/44	160,000	119,406
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	15,000	16,743
Detroit, MI, Sewage Disposal System Rev., “B”, NATL, 5.5%, 7/01/22	955,000	980,565

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	$580,000	$554,161
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, 0%, 10/01/25	10,000	5,367
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	105,000	52,693
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	150,000	60,837
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	210,000	58,970
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	400,000	104,720
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	20,000	20,837
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	50,000	53,391
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	65,000	70,612
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	70,000	76,691
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	75,000	80,719
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	115,000	122,373
King County, WA, Sewer Rev., 5%, 1/01/40	1,395,000	1,474,571
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	1,135,000	1,168,437
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/37	955,000	257,392
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 6/15/41	685,000	732,751
New York Environmental Facilities, “C”, 5%, 5/15/41	945,000	1,013,286
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 6/15/34	1,980,000	2,133,628
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 6/15/35	790,000	809,940
Surprise, AZ, Municipal Property Corp., 4.9%, 4/01/32	700,000	707,924
V Lakes Utility District, MS, Water Systems Rev., 7%, 7/15/37	300,000	300,036

		$13,271,842
Total Municipal Bonds		$200,082,619

Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 0.08%, at Net Asset Value (v)	3,155,819	$3,155,819
Total Investments		$203,238,438

Other Assets, Less Liabilities - 1.4%		1,845,580

ARPS, at liquidation value (issued by the fund) - (3.0)%		(3,900,000)

VMTPS, at liquidation value (issued by the fund) - (54.6)%		(71,100,000)
Net assets applicable to common shares - 100.0%		$130,084,018

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,012,298, representing 1.5% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.544%, 12/01/2016	10/17/01-1/14/02	$455,481	$448,772
% of Net assets applicable to common shares			0.3%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 2/28/14

Futures Contracts at 2/28/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	188	$23,411,875	June - 2014	$(24,423)
U.S. Treasury Bond 30 yr (Short)	USD	22	2,927,375	June - 2014	(16,065)

					$(40,488)

At February 28, 2014, the fund had cash collateral of $332,300 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/14 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of February 28, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$200,082,619	$—	$200,082,619
Mutual Funds	3,155,819	—	—	3,155,819
Total Investments	$3,155,819	$200,082,619	$—	$203,238,438

Other Financial Instruments
Futures Contracts	$(40,488)	$—	$—	$(40,488)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$194,159,584
Gross unrealized appreciation	12,863,152
Gross unrealized depreciation	(3,784,298)
Net unrealized appreciation (depreciation)	$9,078,854

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,865,834	7,149,521	(8,859,536)	3,155,819

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,124	$3,155,819

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 14, 2014

*	Print name and title of each signing officer under his or her signature.